Going Concern - Additional information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Going concern [Abstract]
Amount of the renegotiated debts of tax transaction	R$ 2,900,000
Deducted amount with the use of tax losses and effective reductions of interest, fines and charges	R$ 1,800,000
Devaluation of the real against the US dollar and the postponement of accounts payable and leases payments	27.90%
Company's negative financial result	R$ 9,190,174